Loss Per Share - Summary Of Basic And Diluted Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Loss for the period	€ (70,632)	€ (8,691)
Dilutive effects on earnings per share	0	0
Total loss for basic and diluted earnings per share	€ (70,632)	€ (8,691)
Number of shares
Weighted average number of ordinary shares for basic and diluted earnings per share	175,512	161,977
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic losses per share	€ (0.4)	€ (0.05)
Diluted losses per share	€ (0.4)	€ (0.05)